4. Loan Servicing (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loan Servicing Details Narrative
Unpaid principal balances of mortgage loans serviced for others	$ 193,994,081	$ 195,860,406
Net gain realized on the sale of loans	$ 424,240	$ 460,505